Note 9 - Shareholders' Equity (Details) - Stock Option Transactions (USD $)	12 Months Ended
Dec. 31, 2011
Stock Option Transactions [Abstract]
Outstanding, December 31, 2011	1,194,796
Outstanding, December 31, 2011 (in Dollars per share)	$ 6.72
Outstanding, December 31, 2012	938,408
Outstanding, December 31, 2012 (in Dollars per share)	$ 6.23
Expired	(256,388)
Expired (in Dollars per share)	$ 8.56